CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (610,374)	$ (88,495)	¥ (205,963)	¥ 426,534
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for credit losses	1,494	217	105,825	2,715
Inventory write-down	161,596	23,429	89,516	108,461
Share-based compensation	142,381	20,643	196,547	108,440
Depreciation and amortization	196,543	28,496	206,936	151,724
Amortization of issuance cost of convertible senior notes	7,861	1,140	23,673	25,229
Deferred income tax	(56,115)	(8,136)	(63,655)	(563)
Loss on disposal of property and equipment	1,229	178	8,314	5,515
(Gain) loss on disposal of subsidiaries and investment in equity investee	107,032	15,518	(150)	0
Share of income (loss) in equity method investment	3,586	520	(3,300)	(5,470)
Impairment loss of investments	8,400	1,218	3,541	10,800
Unrealized loss related to investment securities	97,827	14,184	209,956	0
Exchange loss (gain)	804	117	(14,015)	3,065
Impairment of goodwill	13,155	1,907	0	0
Fair value change on contingent consideration payable	9,495	1,377	0	0
Fair value loss on derivative liabilities	364,758	52,885	0	0
Gain on repurchase of 1.625% convertible senior notes due 2024	(7,907)	(1,146)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(42,366)	(6,142)	(98,601)	(400,112)
Inventories	(31,026)	(4,498)	(137,044)	(237,680)
Advances to suppliers	158,312	22,953	(243,776)	(70,941)
Prepayments and other current assets	(134,949)	(19,566)	3,120	(50,499)
Amounts due from related parties	(8,921)	(1,293)	(19,249)	(21,612)
Operating lease right-of-use assets	248,523	36,032	(570,777)	(84,199)
Other non-current assets	22,812	3,307	(28,742)	(10,070)
Accounts payable	57,448	8,329	39,311	(450,817)
Notes payable	(41,766)	(6,056)	28,783	290,128
Income tax payables	(81,162)	(11,767)	(26,693)	(9,378)
Amounts due to related party	(43,360)	(6,287)	28,796	38,201
Accrued expenses and other current liabilities	89,566	12,985	(254,576)	392,831
Operating lease liabilities	(252,271)	(36,576)	626,116	87,712
Net cash provided by (used in) operating activities	382,605	55,473	(96,107)	310,014
Cash flows from investing activities:
Purchases of property and equipment	(206,956)	(30,006)	(285,586)	(111,054)
Purchases of investment securities	0	0	(324,464)	0
Purchases of short-term investments	(907,790)	(131,617)	(954,905)	(1,977,841)
Cash outflow upon disposal of equity interest in subsidiaries	(1,902)	(276)	0	0
Maturity of short-term investments	10,000	1,450	2,388,364	1,541,453
Additions of intangible assets	(52,286)	(7,581)	(67,194)	(47,525)
Investment in equity investees	(63,225)	(9,167)	(163,166)	(21,300)
Net cash received (paid) for business combination	(77,738)	(11,271)	(208,429)	(100)
Disposal of equity investments	8,600	1,247	0	0
Loan to a related party	(15,364)	(2,228)	(8,800)	0
Net cash (used in) provided by investing activities	(1,306,661)	(189,449)	375,820	(616,367)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering in Hong Kong	0	0	0	3,127,305
Payment for public offering costs	0	0	(11,075)	(31,666)
Proceeds from short-term borrowings	1,843,457	267,276	548,462	235,389
Repayment of short-term borrowings	(1,375,847)	(199,479)	0	(663,879)
Repurchase of ordinary shares	(446,636)	(64,756)	(1,060,353)	0
Proceeds from sale of a subsidiary's equity interest to Cainiao	101,189	14,671	1,290,847	0
Proceeds from exercises of stock options	3	0	52	430
Proceeds from issuance of convertible senior notes, net of issuance cost paid	0	0	0	(742)
Acquisition of non-controlling interests of subsidiaries	(5,371)	(779)	(17,980)	0
Repurchase and redemption of convertible senior notes	(1,759,973)	(255,172)	0	0
Payment of contingent consideration for acquisition of Full Jet (Note 9(a))	(7,224)	(1,047)	0	0
Net cash provided (used in) by financing activities	(1,650,402)	(239,286)	749,953	2,666,837
Net decrease in cash, cash equivalents and restricted cash	(2,574,458)	(373,262)	1,029,666	2,360,484
Cash, cash equivalents and restricted cash, beginning of year	4,699,764	737,495	3,731,019	1,526,810
Effect of exchange rate changes on cash, cash equivalents and restricted cash	120,418	(38,633)	(60,921)	(156,275)
Cash, cash equivalents and restricted cash, end of year	2,245,724	325,600	4,699,764	3,731,019
Cash and cash equivalents	2,144,020		4,606,545	3,579,665
Restricted cash	101,704	14,746	93,219	151,354
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	2,245,724		4,699,764	3,731,019
Supplemental disclosure of cash flow information:
Cash paid for interest	47,141	6,835	29,819	38,665
Cash paid for income tax	163,525	23,709	145,606	137,727
Supplemental disclosures of non-cash investing and financing activities:
Unpaid Hong Kong public offering costs	0	0	0	11,075
Purchases of property and equipment included in payables	23,182	3,361	40,591	6,456
Consideration payable (Note 9)	0	0	220,604	0
Subscription receivable from a non-controlling shareholder	0	0	101,686	¥ 0
Settlement of loan to related parties through offsetting accounts receivable	¥ 3,220	$ 467	¥ 0